CONVERTIBLE DEBENTURES (Tables)	12 Months Ended
Dec. 31, 2025
Convertible Debt [Abstract]
Schedule of convertible debt [Table Text Block]
	Tranche 1	Tranche 2	Tranche 3	Tranche 4	Tranche 5	Total
As of January 1, 2024	$3,617,726	$551,746	$269,096	$337,839	$-	$4,776,407
Issuances	-	-	-	-	743,400	743,400
Fair value of conversion feature	-	-	-	-	(475,909)	(475,909)
Transaction costs	-	-	-	-	(19,950)	(19,950)
Amortization of debt discount	819,055	225,899	152,110	273,428	307,013	1,777,505
Interest	221,275	55,736	34,920	62,736	68,841	443,508
As of December 31, 2024	$4,658,056	$833,381	$456,126	$674,003	$623,395	$7,244,961
Amortization of debt discount	164,037	45,181	33,360	69,513	188,846	500,937
Interest	320,546	58,402	32,538	49,425	53,993	514,904
Conversion	(5,142,639)	(936,964)	(522,024)	(792,941)	(866,234)	(8,260,802)
As of December 31, 2025	$-	$-	$-	$-	$-	$-

Schedule of derivative liabilities at fair value [Table Text Block]
Derivative liabilities
As of January 1, 2024	$2,416,863
Fair value of embedded derivative liability recognized	475,909
Change in fair value	1,642,697
As of December 31, 2024	$4,535,469
Change in fair value	970,866
Conversion	(5,506,335)
As of December 31, 2025	$-

Schedule of fair value conversion feature determined using valuation techniques [Table Text Block]
	Tranche 1	Tranche 2	Tranche 3	Tranche 4	Tranche 5
Risk-free interest rate	4.67%	4.90%	5.11%	4.69%	4.44% - 5.01%
Expected term (years)	2.00	1.58	1.42	1.17	0.50 - 0.75
Expected volatility	74.6%	74.2%	75.8%	75.9%	69.3% - 86.2%
Probability of an IPO	50.00%	60.00%	70.00%	75.00%	95.00%
Stock price	$0.5135	$0.5477	$0.5632	$0.5886	$2.0627 - 3.2454
	Tranche 1	Tranche 2	Tranche 3	Tranche 4	Tranche 5
Risk-free interest rate	4.16%	4.16%	4.16%	4.16%	4.16%
Expected term (years)	1.00	1.00	1.00	1.00	1.00
Expected volatility	74.0%	74.0%	74.0%	74.0%	74.0%
Probability of an IPO	95.00%	95.00%	95.00%	95.00%	95.00%
Stock price	$3.59	$3.59	$3.59	$3.59	$3.59